Borrowings - Fair value of borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Borrowings
Fair value of borrowings	$ 1,423,983	$ 1,466,852
Total fair value of borrowings	$ 1,423,983	$ 1,466,852